Fair Value Measurements - Schedule of Fair Value and Carrying Values of Debt and Senior Secured Convertible Notes (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior Secured Convertible Notes - Mature in less than 1 Year - Carrying Value		$ 12,107
Current maturities of long-term debt - Carrying Value	4,000	141	100
Long-term debt - Carrying Value		300	346
Total - Carrying Value		12,548	446
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior Secured Convertible Notes - Mature in less than 1 Year		17,712
Current maturities of long-term debt		141	100
Long-term debt		300	346
Total		$ 18,153	$ 446